Average Annual Total Returns - Class K - BLACKROCK CAPITAL APPRECIATION FUND, INC.	Jan. 28, 2021
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class K Shares
Average Annual Return:
1 Year	40.59%
5 Years	20.41%
10 Years	15.25%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	39.00%
5 Years	18.06%
10 Years	12.82%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	25.12%
5 Years	15.90%
10 Years	11.77%